INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 - INCOME TAXES

Income tax expense at December 31 consists of the following (in thousands):

	2012	2011	2010

Currently payable-federal	$2,538	$2,344	$2,386
Currently payable-state	18	-	-
Deferred taxes	(578)	(965)	(728)

Total provision	$1,978	$1,379	$1,658

The components of the net deferred tax assets and liabilities at December 31 are as follows (in thousands):

	2012	2011
Deferred tax assets:
Allowance for loan losses	$3,112	$2,827
Salary continuation plan	395	352
Mortgage servicing rights	26	26
Nonaccrual loans	661	468
Stock options and grants	42	26
Allowance for impairment of other real estate owned	243	247
Other real estate owned expense	105	89
Unrealized loss on nonmonetary exchange	45	43
Reorganization on investment securities	14	29
Total	4,643	4,107

Deferred tax liabilities:
Premises and equipment	604	604
Deferred loan origination fees, net	58	67
PA shares tax	44	34
Recapture of previous bad debt	-	91
Partnership investment	152	104
Unrealized gain on investment securities	974	874
Total	1,832	1,774

Net deferred tax assets	$2,811	$2,333

No valuation allowance was established at December 31, 2012 and 2011, in view of the Company’s ability to carryback taxes paid in previous years and certain tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.

A reconciliation between the expected statutory income tax rate and the effective income tax rate follows

(in thousands):

	2012		2011		2010
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

Provision at statutory rate	$2,921	34.0%	$2,283	34.0%	$2,318	34.0%
State tax, net of federal tax benefit	12	.1	-	-	-	-
Tax-exempt income	(536)	(6.2)	(499)	(7.4)	(444)	(6.5)
BOLI earnings	(148)	(1.7)	(147)	(2.2)	(144)	(2.1)
Nondeductible interest	20	.2	25	.4	37	.5
Partnership investment tax credit	(389)	(4.5)	(359)	(5.4)	(155)	(2.3)
Other, net	98	1.1	76	1.1	46	.7

Effective income tax and rate	$1,978	23.0%	$1,379	20.5%	$1,658	24.3%

U.S. GAAP prescribe a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income.  The Company’s federal and state income tax returns for taxable years through 2008 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.